SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. Certain prior year balances in the consolidated statements of operations and comprehensive (loss) and cash flows have been reclassified to the current year’s presentation.

Basis of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its consolidated VIEs and VIE’s subsidiaries for which the Company is the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Due to the disposal of the P2P business, which represented a strategic shift and had a major effect on the Company’s results of operations, revenues, costs and expenses related to the P2P Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented. Assets and liabilities of the P2P business were reclassified separately from other assets and liabilities of the Company on the consolidated balance sheets. Refer to Note 1 and Note 4.

Consolidated VIEs

VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Company operates its marketplace and restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Company or onshore nominees of the Company (“Nominee Shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements cannot be unilaterally terminated by the Nominee Shareholders or the PRC domestic companies. As a result, the Company maintains the ability to control these PRC domestic companies and is entitled to substantially all of the economic benefits from these PRC domestic companies. Management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the ultimate primary beneficiary. As such, the Company consolidated financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the WFOE are further described below.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Basis of consolidation - continued

Consolidated VIEs (Continued)

Exclusive Business Cooperation Agreements

The Exclusive Business Cooperation Agreements enable the WOFE to receive substantially all of the assets and business of the VIEs in the PRC. Under these Agreements, the WOFE has the exclusive right to provide the VIEs with comprehensive technical support, consulting services and other services during the term of these Agreements, including but not limited to software licensing; development, maintenance and update of software, network systems, hardware and database; technical support and training for employees; consultancy on technology and market information; business management consultation; marketing and promotion services, etc. The WOFE has the right to determine the fees associated with the services it provides based on the technical difficulty and complexity of the services, the actual labor costs it incurs for providing the services and some other factors during the relevant period. This Agreements remain effective unless otherwise terminated in writing by WOFE.

Equity Interest Pledge Agreements

Pursuant to the Equity Interest Pledge Agreements, each Shareholder of the VIEs agreed to pledge their equity interest in the VIEs to the WOFE to secure the performance of the VIEs’ obligations under the Exclusive Business Cooperation Agreements and any such agreements to be entered into in the future. Shareholders of the VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in the VIEs without the prior written consent of the WOFE. The Pledges became effective on such date when the pledge of the Equity Interest contemplated herein were registered with the relevant administration for industry and commerce (the “AIC”) and remain effective until all contract obligations have been fully performed and all secured indebtedness has been fully paid.

Exclusive Option Agreements

Pursuant to the Exclusive Option Agreements, each of the Shareholders of the VIE irrevocably grant the WOFE an irrevocable and exclusive right to purchase, or designate one or more persons (including individuals, corporations, partnerships, partners, enterprises, trusts or non-corporate organizations) to purchase the equity interests in the VIEs then held by such Shareholder of the VIEs once or at multiple times at any time in part or in whole at the WOFE’s sole and absolute discretion to the extent permitted by Chinese laws at the price of RMB 1 or at the price of the minimum amount of consideration permitted by the applicable PRC law at the time when such purchase occurs. These three Agreements remain effective until all equity interests held by the shareholders of the VIEs in the VIEs have been transferred or assigned to the WOFE and/or its designees.

Loan Agreements

Pursuant to the three Loan Agreements, the WOFE agreed to lend each of the Shareholders of VIEs a loan only to subscribe to the registered capital of the VIEs. The repayment of the loan shall be made by permitting the WOFE to execute its exclusive right to purchase shares from the shareholders of the VIEs under the Exclusive Option Agreement as the repayment is equivalent to the consideration of the purchased shares. The term of these loans is 10 years, which may be extended upon mutual written consent of all parties.

Power of Attorney

Each Shareholder of the VIEs, executed a Power of Attorney agreement with the WOFE and the VIEs, whereby Shareholders of the VIEs irrevocably appoint and constitute the WOFE as their attorney-in-fact to exercise on the shareholders’ behalf any and all rights that Shareholders of the VIEs have in respect of their equity interests in the VIEs. These three Power of Attorney documents remain irrevocable and continuously effective and valid as long as the original shareholders of the VIEs remain as the Shareholders of the VIEs.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Basis of consolidation - continued

Consolidated VIEs (Continued)

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;
●	limit the Company’s business expansion in the PRC by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;
●	require the Company or the Company’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; and/or
●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in the PRC.

The Company’s ability to conduct its Online Marketplace business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIEs.

The interests of the shareholders of VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Basis of consolidation - continued

Consolidated VIEs (Continued)

The following financial statement amounts and balances of the consolidated VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances.

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Current Assets:
Cash and cash equivalents	2,394,869	10,246,074
Accounts receivable and contract assets, net	15,247	28,362
Loans receivable, net - current	—	5,488,045
Prepayments and other assets	55,864	381,297
Other receivable - current	—	8,872,838
Amounts due from related parties	27,139,795	13,936,237
Total Current Assets	29,605,775	38,952,853
Property, equipment and software, net	53,888	64,268
Other receivable - non-current	—	1,496,121
Total Assets	29,659,663	40,513,242

Current Liabilities
Accrued expenses and other current liabilities	77,296	246,210
Taxes payable	11,909	363,484
Total Current Liabilities	89,205	609,694
Total Liabilities	89,205	609,694

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Net revenues	311,725	1,759,941	5,944,541
Net loss	(11,527,588)	(24,258,182)	(12,532,634)

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Net cash provided by (used in) operating activities	5,613,401	21,401,699	(65,068,631)
Net cash provided by (used in) investing activities	(1,455,547)	407,419	46,074,236
Net cash provided by (used in) financing activities	(13,203,558)	(13,127,699)	123,671

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Uses of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include estimates and judgments applied in allocation of revenue with various performance obligations, allowance for accounts receivable and contract assets, impairment on long-term investments, valuation allowance for deferred tax assets, valuation of share-based compensation and allowance for loans receivable and other receivable.

Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, receivables, prepayments and other assets, loan principal and interest receivable, approximate their fair value based on the short-term maturity of these instruments. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended March 31, 2022, 2021 and 2020.

The Company’s long-term investments consist of equity securities and available-for-sale investments. For long-term investments without readily determinable fair value, the Company is not able to estimate fair value, hence, the Company uses the cost minus impairment method as alternative.

Discontinued Operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Included in the consolidated statements of operations and comprehensive (loss) income, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Discontinued Operations - continued

Due to the disposal of the P2P business, which represented a strategic shift and had a major effect on the Company’s results of operations, revenues, costs and expenses related to the P2P Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented.

Revenue recognition

In February 2022, the Company started its business in the US market for the sale of medical devices. In May 2020, the Company launched its social e-commerce platform and built collaboration with domestic mainstream E-commerce marketplaces. The Company provides recommendation services by referring certain interested users to those marketplaces for high-quality and affordable branded products. Prior to business transformation, the Company through its P2P business offered online consumer lending-related service in fiscal year 2020, which was discontinued in fiscal year 2021 and disposed on December 30, 2020. The Company presents value added taxes (“VAT”) as a reduction of revenues.

Revenues generated are accounted under Accounting Standards Update (ASU) 2014-09, “Revenue from contracts with Customers” (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Online marketplace services

●	Commission revenue

The commission services revenue primarily consists of commission fees charged to the online E-commerce marketplace for recommending users to purchase on their marketplaces, where the Company generally is acting as an agent and its performance obligation is to provide recommendation services for purchasing specified goods or services by those third-party sellers, is not responsible for fulfilling the promise to provide the specified goods or services, and does not have the ability to control the related shipping services when utilized by the third-party sellers. Upon successful sales, the Company will charge the online E-commerce companies a negotiated amount or a fixed rate commission fee based on the sales amount. Commission services revenues are recognized on a net basis at the point of receipt of products, net of a return allowance and incentives to consumers or channels.

In order to promote its online marketplace and attract more registered consumers, the Company at its own discretion offers incentives to consumers. Consumers are not customers of the Company, therefore incentives offered to consumers are not considered payments to customers. Such incentives offered to consumers were as a reward for purchasing by themselves or their sharing through our platform. Incentives provided to consumers are specific to any merchant and are recognized as a reduction of commission service revenue. For the years ended March 31, 2022, 2021 and 2020, the total amount of incentives was US$96,332, US$82,054 and nil, respectively.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition - continued

●	Recommendation service

The Company started to provide recommendation services by referring certain borrowers to Funding Partners in July 2019. Such services primarily include referral through the Company’s marketplace that directs users to third party financial institutions. The Company received a referral fee from the third-party financial institutions and such revenue was recognized at the point that the recommendation services are performed and the related funds are drawdown by borrowers. For the years ended March 31, 2022, 2021 and 2020, the Company earned nil, nil and US$3,754,738 recommendation service revenue from its partnership with a financial services provider in China, or the Funding Partner, respectively. The Company has ceased to provide such recommendation services since November 2019.

●	Interest income

Started in August 2017, the Company lent funds to borrowers up to their approved credit through its consolidated VIE, and since May 2019, the Company has ceased to issue new loans through its microlending business. Interest income on loans receivable is recognized monthly based on the contractual interest rates of the loan. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Company stops accruing interest and reverses all accrued but unpaid interest as of such date. Interest income from continuing operations was US$215,393, US$1,690,448 and US$3,043,096 for the years ended March 31, 2022, 2021 and 2020, respectively, which was included as net revenues in the accompanying consolidated statements of operations and comprehensive (loss) income.

●	Sales of medical devices

Started in February 2022, throught its subsidiary Akso Online MediTech, the Company engaged in the sale of Covid-19 Antigen Rapid Tests in US market. Akso Online MediTech purchases medical devices in quantity and distributes products primarily to medical products dealers. The deliveries may take one day or longer depending on the customers’ location. Revenue from sales of merchandise to non-retail customers is recognized when the merchandise is transferred to customers. There was no sales return since the start the business.

●	Disaggregation of revenue

All of the Company’s revenue for the years ended March 31, 2021 and 2020 were generated from the PRC and for the year ended March 31, 2022, the Company’s revenue were generated from US and PRC. The following table illustrates the disaggregation of revenue:

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Revenue
Commission service	96,332	82,054	—
Recommendation service	—	—	3,754,738
Revenue from medical devices	6,000,000	—	—
Interest income	215,393	1,690,448	3,043,096
Other	—	—	161,538
Total revenues	6,311,725	1,772,502	6,959,372
Tax and surcharges	(633)	(17,567)	(44,898)
Net Revenues	6,311,092	1,754,935	6,914,474

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, unrestricted demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Accounts receivable and allowance for uncollectible accounts

Accounts receivable are mainly receivables from online E-commerce marketplaces and recommendation services, which are stated at the historical carrying amount net of allowance for uncollectible accounts. The Company establishes an allowance for uncollectible accounts receivable based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible accounts receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined that is not probable for the balance to be collected. Beginning on April 1, 2020, the Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Company’s receivables within the scope of expected credit losses model and use these as a basis to develop the Company’s expected loss estimates. The Company adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes a specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. As of March 31, 2022 and 2021, the allowance for uncollectible accounts receivable balance was US$70,138 and US$67,864, respectively.

Inventories

Inventories are comprised of finished goods, which are iHealth COVID-19 Antigen Rapid Tests, and are stated at the lower of cost or net realizable value using first in first out (FIFO) method. Management reviews inventories for obsolescence and cost in excess of net realizable value periodically when appropriate and records a reserve against the inventory when the carrying value exceeds net realizable value. As of March 31, 2022, the Company determined that no allowance was necessary.

Loans receivable

Since August 2017, the Company engaged in the micro-lending business and target borrowers in the PRC. Loans receivable represent loans originated by the Company, which is due from the qualified individual borrowers. For the years ended March 31, 2022, 2021 and 2020, the total amount of new loans the Company issued was nil, nil and US$74,003. As of March 31, 2021, the loans have terms ranging from 12 months to 36 months with annual interest charges from 6% to 8%. Loans receivable are recorded at the historical carrying amount, net of allowance for uncollectible loans receivable.

The Company evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the lives of loans on an individual basis based on the Company’s past experiences, the borrowers’ financial position, their financial performance, and their ability to continue to generate sufficient cash flows. An allowance is established for the loans unable to collect. As of March 31, 2022, the Company believed that the outstanding loans were uncollectible and provided a full allowance on the loans receivable. As of March 31, 2022 and 2021, the allowance for uncollectible loans receivable balance was US$46,115,732 and US$39,172,141, respectively.

Non-accrual policies

Loan principal and interest receivable are placed on non-accrual status when payments are 90 days past due contractually. When loan principal and interest receivable is placed on non-accrual status, interest accrual ceases. If the loan is non-accrual, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Loan principal and interest receivable may be returned to accrual status when all of the borrower’s delinquent balances of loan principal and interest have been settled and the borrower continues to perform in accordance with the loan terms.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Loans receivable - continued

Charge-off policies

Loan principal and interest receivable are generally charged-off when a settlement is reached for an amount that is less than the outstanding balance or when the Company has determined the balance is uncollectable. In accordance with ASC 310-10-35-41, the Company determines that any loans with outstanding balance that are 180 days past due are deemed uncollectable and thereof charged-off. For the year ended March 31, 2019, in order to align the Company’s charge-off policy with ASC 310-10-35-41 and industry practice, the Company revised its charge-off policy such that all loans that are 180 days past due are therefore deemed uncollectible and charged-off.

Property and equipment, net

Property and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:

Useful life
Office equipment	3-5 years

The Company eliminates the cost and related accumulated depreciation and amortization of assets sold or otherwise retired from the accounts and includes any gains or losses from disposal of property, equipment, and software in other income. The Company charges maintenance, repairs, and minor renewals directly to expense as incurred; major additions and betterments to equipment are capitalized.

Impairment of long-lived assets

The carrying value of the long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment loss was recognized for the years ended March 31, 2022, 2021 and 2020.

Investment in equity securities

The Company’s investment in equity securities was mainly comprised of equity investments in privately held companies. Upon adoption of ASU 2016-01 on April 1, 2018, the Company elected to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes (i.e., prices in orderly transactions for the identical or similar investment of the same issuer). Any adjustment to the carrying amount is recorded in operations.

The Company also makes a qualitative assessment at the end of each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in the consolidated statements of operations and comprehensive (loss).

Advertising and promotion expenses

The Company recognizes its advertising and promotion expenses as sales and marketing expense. Advertising expenses represent expenses for placing advertisements on television, radio and in newspapers, as well as on internet websites and search engines. Advertising and promotion cost are expensed as incurred. For the years ended March 31, 2022, 2021 and 2020, the advertising and promotion expense was US$5,886, US$176,193 and US$736,522, respectively.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Research and development costs

The Company recognizes its research and development costs as service and development expense. Research and development costs are mainly labor costs of the research and development department. For the years ended March 31, 2022, 2021 and 2020, research and development expense was US$421,186, US$441,405 and US$117,942, respectively, and included in service and development expense.

Service and development expense

Service and development expense consists primarily of research and development costs, including costs related to salaries, benefits and service costs directly relating to originating social e-commerce business. These expenses relate to credit assessment, maintenance and upgrading of our proprietary technology and risk management systems, live customer support, and third-party payment agent fees for fund management, payment, settlement and clearing services.

Lease

Upon the adoption of FASB ASC 842 on April 1, 2019 using the modified retrospective method, the Company determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities, in the Company’s consolidated balance sheets. The Company does not have any finance leases as of the adoption date or March 31, 2022.

ROU represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

For operating lease with a term of one year or less, the Company has elected to not recognize a lease liability or lease right of use asset on its consolidated balance sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and comprehensive (loss). The Company has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as single lease component.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annually period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations (Note 20).

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Share-based compensation

Under the Amended and Restated 2016 Equity Incentive Plan, the Company grants share options to the Company’s selected employees, and directors. Awards granted to employees with service conditions attached are measured at the fair value on the grant date and are recognized as an expense using straight-line method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as compensation expense in the period and thereafter when the performance goal becomes probable to achieve. Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as compensation expense over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

Binomial option-pricing models are adopted to measure the value of awards at each grant date or measurement date. The determination of fair value is affected by assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the option-pricing model requires extensive actual employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions.

Treasury stock

Treasury stock represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired shares are recorded as treasury stock. The cost of treasury stock is transferred to “additional paid-in capital” when it is re-issued for the purpose of share options exercised and share awards.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

The Company accounts for income tax under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the events that have been included in the financial statements or tax returns. Under this method, deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely that some portion or all of the net deferred tax asset will not be realized. For the years ended March 31, 2022, 2021 and 2020, the Company provided a full valuation allowance on the net deferred tax assets.

The Company may be subject to challenges from taxing authorities regarding the amounts of taxes due. These challenges may alter the timing or amount of taxable income or deductions. Management determines whether the benefits of its tax positions are more-likely-than-not of being sustained upon audit based on the technical merits of the tax position. The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income taxes - continued

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income taxes are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2022 and 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company does not believe that its unrecognized tax benefits will change over the next twelve months.

Noncontrolling interests

Noncontrolling interest consists of 49% of the equity interest of We Healthy held by other investors. Excess of contribution received from noncontrolling shareholders over carrying value of the entity is recorded in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Noncontrolling interest consist of the following:

	December 31,	December 31,
	2022	2021
	USD	USD
We Healthy	1,976	—

Earnings (loss) per share

The Company computes earnings per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires public companies with capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributed to ordinary shareholders divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

The functional currency of the Company is United States Dollar. The Company’s subsidiaries with operations in mainland China, the Hong Kong Special Administrative Region of the PRC (“Hong Kong” or “Hong Kong S.A.R.”), the United States generally use their respective local currencies as their functional currencies. The Company’s financial statements have been translated into the reporting currency, the United States Dollar (“USD”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average exchange rate during the reporting period. The resulting translation adjustments are reported under accumulated other comprehensive income (loss). Transactions denominated in currencies other than functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in “other income (expense)” in the consolidated statements of operations and comprehensive income. The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that any RMB amounts could have been, or could be, converted, realized or settled into USD at the rates used in translation.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign currency translation - continued

Spot exchange rates and average exchange rates were used in the translation of the consolidated financial statements.

	Fiscal year 2022	Fiscal year 2021
US Exchange Rate
Year-end RMB	6.3393	6.5518
Year average RMB	6.4180	6.7834

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. The Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated financial results when making decisions about allocating resources and accessing performance of the Company based on two operating businesses and hence, the Company has two reportable segments.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Company’s cash and cash equivalents denominated in RMB amounted to US$13,843,088 and US$15,128,719 at March 31, 2022 and 2021, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Company to significant concentration of credit risk primarily included in the financial lines of cash and cash equivalents, accounts receivable, loan receivables, other receivables and prepayments and other assets. As of March 31, 2022, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located worldwide, including mainland China and Unite State. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank is covered by insurance with an upper limit of RMB 500,000 (approximately US$79,000) at each bank. As of March 31, 2022, the total amount not covered by issuance in the PRC was US$13,494,326. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately US$64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2022, no cash balance maintained at financial institutions in Hong Kong was subject to credit risk. In the US, the insurance coverage of each bank is $250,000. As of March 31, 2022, the amount not covered by issuance in the US was US$7,759,312. If the financial institutions could become insolvent, the Company could lose some or all of the value of its investments. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

Customer concentration risk

For the year ended March 31, 2022, one customers accounted for 95.1% the Company’s total revenues. For the years ended March 31, 2021 and 2020, no customer accounted for more than 10% of the Company’s total revenues. There was no customer of the Company that accounted for greater than 10% of the Company’s carrying amount of accounts receivable as of March 31, 2022 and 2021.

Note 3-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Significant risks and uncertainties – continued

Vendor concentration risk

For the year ended March 31, 2022, one vendor accounted for 100% of the Company’s purchase of medical devices business started in February 2022. For the year ended on March 31, 2021, no customer accounted for more than 10% of the Company’s total purchases. There was no vendor of the Company that accounted for greater than 10% of the Company’s carrying amount of accounts payable as of March 31, 2022 and 2021.

COVID-19 impacts

The global outbreak of the COVID-19 pandemic is having a significant negative impact on the global economy, which has adversely affected the Company’s business and financial results. Starting in late January 2020, the COVID-19 pandemic triggered a series of lock-downs, social distancing requirements and travel restrictions that have significantly and negatively affected, and may continue to negatively affect, our various businesses in China and US. It is not possible to determine the ultimate impact of the COVID-19 pandemic on the Company’s business operations and financial results, which is highly dependent on numerous factors, including the duration and spread of the pandemic and any resurgence of the COVID-19 pandemic in China or elsewhere, actions taken by governments, the response of businesses and individuals to the pandemic, the impact of the pandemic on business and economic conditions in China and globally. The COVID-19 pandemic may continue to adversely affect the Company’s business and results of operations.

Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company adopted the new standard beginning April 1, 2020 using the modified retrospective transition approach. Based on the nature of the Company’s financial instruments within the scope of this standard, which are primarily accounts receivable, loans receivable and other receivables, the adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), which clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323, Investments—Equity Method and Joint Ventures, for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, consolidated statements of operations and comprehensive loss (income) and consolidated statements of cash flows.